Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	5.095
Maximum Aggregate Offering Price	$ 5,095,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 703.62
Offering Note	(1). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers additional shares that may become issuable under the plan referenced above by reason of certain corporate transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the registrant's outstanding common stock. (2). Estimated solely for the purpose of calculating the registration fee according to Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high ($5.18) and low ($5.01) prices of the registrant's common stock reported on the Nasdaq Stock Market on June 26, 2026, which is within five business days prior to filing this registration statement.